                      SUPPLEMENT DATED AUGUST 14, 2014 TO

                       PROSPECTUS DATED MAY 1, 2013 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

                                  THROUGH ITS

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR VARIABLE ANNUITY PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

In a supplement dated August 1, 2014, the Legg Mason Partners Variable Equity Trust (the "Trust") announced that the Board of Trustees (the "Board") of the Trust approved a reorganization pursuant to which the assets of the ClearBridge Variable All Cap Value Portfolio -- Class I (the "Acquired Fund") would be acquired, and the liabilities of the Acquired Fund would be assumed, by the ClearBridge Variable Large Cap Value Portfolio -- Class I (the "Acquiring Fund"), in exchange for shares of the Acquiring Fund. Shares of the Acquiring Fund would be distributed to fund shareholders, and the Acquired Fund would then be terminated.

The reorganization is expected to be effected on or about December 5, 2014. Shareholders of the Acquired Fund will not be asked to vote with respect to the reorganization.

On the date of the reorganization, assets held by the Separate Account that are invested in the ClearBridge Variable All Cap Value Portfolio -- Class I will be transferred to the ClearBridge Variable Large Cap Value Portfolio -- Class I. Contract owners that have Contract Value allocated to the Subaccount investing in the Acquired Fund on the date of the reorganization will, therefore, have their Contract Value transferred to the Subaccount investing in the Acquiring Fund.

The Acquiring Fund will be available as an investment option under your contract on or about December 5, 2014, to accommodate this reorganization. It is anticipated that the Acquired Fund will be closed to purchases two days prior to the reorganization effective date. References to the Acquired Fund in the prospectus are updated accordingly to reflect the reorganization, the termination of the Acquired Fund and the availability of the Acquiring Fund as of the date of the reorganization.

Information about the investment objective and investment adviser for the Acquiring Fund is provided below:

SUBACCOUNT INVESTING IN                            INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------------
ClearBridge Variable Large Cap Value  Seeks long-term capital growth. Current income
Portfolio -- Class I                  is a secondary objective.


--------------------------------------------------------------------------------------

             INVESTMENT OBJECTIVE                                    ADVISER
--------------------------------------------------------------------------------------------------
Seeks long-term capital growth. Current income  Legg Mason Partners Fund Advisor, LLC (subadvised
is a secondary objective.                       by ClearBridge Investments, LLC; Western Asset
                                                Management Company manages the fund's cash and
                                                short term investments)
--------------------------------------------------------------------------------------------------

You may make transfers from the Acquired Fund to one or more of the Subaccounts listed below. Such transfers will be considered a transfer for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile. We will not, however, assess any charges for transfers made to any of these Portfolios. A transfer that is made automatically as a result of the reorganization will not be considered a transfer for any of the purposes described above.

17977NY SUPPC 08/14/14

SUBACCOUNTS


                          SUBACCOUNT INVESTING IN                    INVESTMENT OBJECTIVE
                          --------------------------------------------------------------------------
AIM VARIABLE INSURANCE    INVESCO V.I. AMERICAN FRANCHISE    To seek capital growth.
FUNDS (INVESCO VARIABLE   FUND -- SERIES I SHARES
INSURANCE FUNDS)
                          --------------------------------------------------------------------------
                          INVESCO V.I. COMSTOCK FUND --      Seeks capital growth and income
                          CLASS II SHARES                    through investments in equity
                                                             securities, including common stocks,
                                                             preferred stocks and securities
                                                             convertible into common and preferred
                                                             stocks.
                          --------------------------------------------------------------------------
                          INVESCO V.I. CORE EQUITY FUND --   Long-term growth of capital.
                           SERIES I SHARES
                          --------------------------------------------------------------------------
                          INVESCO V.I. EQUITY AND INCOME     Seeks both capital appreciation and
                          FUND -- CLASS II SHARES            current income.
                          --------------------------------------------------------------------------
                          INVESCO V.I. INTERNATIONAL GROWTH  Long-term growth of capital.
                          FUND -- SERIES II SHARES
                          --------------------------------------------------------------------------
                          INVESCO V.I. VALUE OPPORTUNITIES   Long-term growth of capital.
                          FUND -- SERIES II SHARES
                          --------------------------------------------------------------------------
ALLIANCEBERNSTEIN         ALLIANCEBERNSTEIN BALANCED         Seeks to maximize total return
VARIABLE PRODUCTS SERIES  WEALTH STRATEGY PORTFOLIO --       consistent with the adviser's
FUND, INC.                 CLASS B                           determination of reasonable risk.
                          --------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN GLOBAL           Long-term growth of capital.
                          THEMATIC GROWTH PORTFOLIO --
                           CLASS B
                          --------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN GROWTH AND       Long-term growth of capital.
                          INCOME PORTFOLIO -- CLASS B
                          --------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN INTERNATIONAL    Long-term growth of capital.
                          VALUE PORTFOLIO -- CLASS B
                          --------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN LARGE CAP        Long-term growth of capital.
                          GROWTH PORTFOLIO -- CLASS B
                          --------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN SMALL CAP        Long-term growth of capital.
                          GROWTH FUND -- CLASS B
                          --------------------------------------------------------------------------
AMERICAN CENTURY          VP INFLATION PROTECTION FUND --    The fund pursues long-term total
VARIABLE PORTFOLIOS II,    CLASS II                          return using a strategy that seeks to
INC.                                                         protect against U.S. inflation.
                          --------------------------------------------------------------------------
BLACKROCK VARIABLE        BLACKROCK BASIC VALUE V.I.         Seeks capital appreciation, and
SERIES FUNDS, INC.        FUND -- CLASS III SHARES           secondarily, income.

                          --------------------------------------------------------------------------
                          BLACKROCK GLOBAL ALLOCATION V.I.   Seeks high total investment return.
                          FUND -- CLASS III SHARES

                          --------------------------------------------------------------------------
                          BLACKROCK LARGE CAP GROWTH V.I.    Seeks long-term capital growth.
                          FUND -- CLASS III SHARES

                          --------------------------------------------------------------------------
                          BLACKROCK VALUE OPPORTUNITIES      Seeks long-term growth of capital.
                          V.I. FUND -- CLASS III SHARES

                          --------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE   COLUMBIA VARIABLE PORTFOLIO --     The fund seeks long-term growth of
INSURANCE TRUST I         MARSICO GROWTH FUND -- CLASS 1     capital.

                          --------------------------------------------------------------------------

                                         ADVISER (AND SUB-ADVISER(S),
        INVESTMENT OBJECTIVE                   AS APPLICABLE)
------------------------------------------------------------------------
To seek capital growth.                Invesco Advisers, Inc.


------------------------------------------------------------------------
Seeks capital growth and income        Invesco Advisers, Inc.
through investments in equity
securities, including common stocks,
preferred stocks and securities
convertible into common and preferred
stocks.
------------------------------------------------------------------------
Long-term growth of capital.           Invesco Advisers, Inc.

------------------------------------------------------------------------
Seeks both capital appreciation and    Invesco Advisers, Inc.
current income.
------------------------------------------------------------------------
Long-term growth of capital.           Invesco Advisers, Inc.

------------------------------------------------------------------------
Long-term growth of capital.           Invesco Advisers, Inc.

------------------------------------------------------------------------
Seeks to maximize total return         AllianceBernstein, L.P.
consistent with the adviser's
determination of reasonable risk.
------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.


------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

------------------------------------------------------------------------
The fund pursues long-term total       American Century Investment
return using a strategy that seeks to  Management, Inc.
protect against U.S. inflation.
------------------------------------------------------------------------
Seeks capital appreciation, and        BlackRock Advisors, LLC
secondarily, income.                   (subadvised by BlackRock
                                       Investment Management, LLC)
------------------------------------------------------------------------
Seeks high total investment return.    BlackRock Advisors, LLC
     (subadvised by BlackRock
                                       Investment Management, LLC)
------------------------------------------------------------------------
Seeks long-term capital growth.        BlackRock Advisors, LLC
     (subadvised by BlackRock
                                       Investment Management, LLC)
------------------------------------------------------------------------
Seeks long-term growth of capital.     BlackRock Advisors, LLC
     (subadvised by BlackRock
                                       Investment Management, LLC)
------------------------------------------------------------------------
The fund seeks long-term growth of     Columbia Management Investment
capital.                               Advisers, LLC (subadvised by
                                       Marsico Capital Management, LLC)
------------------------------------------------------------------------


                       SUBACCOUNT INVESTING IN                       INVESTMENT OBJECTIVE
                       -------------------------------------------------------------------------------
                       COLUMBIA VARIABLE PORTFOLIO --      The fund seeks long-term growth of
                       MARSICO INTERNATIONAL               capital.
                       OPPORTUNITIES FUND -- CLASS 2
                       -------------------------------------------------------------------------------
EATON VANCE VARIABLE   VT FLOATING-RATE INCOME FUND        To provide a high level of current
TRUST                                                      income.
                       -------------------------------------------------------------------------------
FEDERATED INSURANCE    FEDERATED HIGH INCOME BOND          Seeks high current income.
SERIES                 FUND II -- SERVICE SHARES
                       -------------------------------------------------------------------------------
                       FEDERATED KAUFMANN FUND II --       Seeks capital appreciation.
                       SERVICE SHARES


                       -------------------------------------------------------------------------------
FIDELITY(R) VARIABLE   VIP BALANCED PORTFOLIO --  SERVICE  Seeks income and capital growth
INSURANCE PRODUCTS     CLASS 2                             consistent with reasonable risk.
FUND










                       -------------------------------------------------------------------------------
                       VIP CONTRAFUND(R) PORTFOLIO --      Seeks long-term capital appreciation.
                       SERVICE CLASS 2

                       -------------------------------------------------------------------------------
                       VIP DYNAMIC CAPITAL APPRECIATION    Seeks capital appreciation.
                       PORTFOLIO -- SERVICE CLASS 2

                       -------------------------------------------------------------------------------
                       VIP EQUITY-INCOME PORTFOLIO --      Seeks reasonable income. The fund
                       SERVICE CLASS 2                     will also consider the potential for
                                                           capital appreciation. The fund's goal is
                                                           to achieve a yield which exceeds the
                                                           composite yield on the securities
                                                           comprising the S&P 500(R) Index.
                       -------------------------------------------------------------------------------
                       VIP GROWTH PORTFOLIO --             Seeks to achieve capital appreciation.
                       SERVICE CLASS 2

                       -------------------------------------------------------------------------------
                       VIP GROWTH & INCOME                 Seeks high total return through a
                       PORTFOLIO -- SERVICE CLASS 2        combination of current income and
                                                           capital appreciation.
                       -------------------------------------------------------------------------------
                       VIP INVESTMENT GRADE BOND           Seeks as high a level of current income
                       PORTFOLIO -- SERVICE CLASS 2        as is consistent with the preservation of
                                                           capital.
                       -------------------------------------------------------------------------------
                       VIP MID CAP PORTFOLIO --            Seeks long-term growth of capital.
                       SERVICE CLASS 2

                       -------------------------------------------------------------------------------
                       VIP VALUE STRATEGIES PORTFOLIO --   Seeks capital appreciation.
                       SERVICE CLASS 2

                       -------------------------------------------------------------------------------

                                              ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                       AS APPLICABLE)
-------------------------------------------------------------------------------
The fund seeks long-term growth of         Columbia Management Investment
capital.                                   Advisers, LLC (subadvised by
        Marsico Capital Management, LLC)
-------------------------------------------------------------------------------
To provide a high level of current         Eaton Vance Management
income.
-------------------------------------------------------------------------------
Seeks high current income.                 Federated Investment Management
 Company
-------------------------------------------------------------------------------
Seeks capital appreciation.                Federated Equity Management
        Company of Pennsylvania
                                           (subadvised by Federated Global
                                           Investment Management Corp.)
-------------------------------------------------------------------------------
Seeks income and capital growth            Fidelity Management & Research
consistent with reasonable risk.           Company (FMR) (subadvised by
                     Fidelity Investments Money
                                           Management, Inc. (FIMM), FMR
                                           Co., Inc. (FMRC), Fidelity Research
                                           & Analysis Company (FRAC),
                                           Fidelity Management & Research
                                           (U.K.) Inc. (FMR U.K.), Fidelity
                                           International Investment Advisors
                                           (FIIA), Fidelity International
                                           Investment Advisors (U.K.) Limited
                                           (FIIA(U.K.)L), and Fidelity
                                           Investments Japan Limited (FIJ))
-------------------------------------------------------------------------------
Seeks long-term capital appreciation.      FMR (subadvised by FMRC, FRAC,
        FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks capital appreciation.                FMR (subadvised by FMRC, FRAC,
        FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks reasonable income. The fund          FMR (subadvised by FMRC, FRAC,
will also consider the potential for       FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is   FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the S&P 500(R) Index.
-------------------------------------------------------------------------------
Seeks to achieve capital appreciation.     FMR (subadvised by FMRC, FRAC,
        FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks high total return through a          FMR (subadvised by FMRC, FRAC,
combination of current income and          FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation.                      FIJ)
-------------------------------------------------------------------------------
Seeks as high a level of current income    FMR (subadvised by FIMM, FRAC,
as is consistent with the preservation of  FIIA and FIIA(U.K.)L)
capital.
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         FMR (subadvised by FMRC, FRAC,
        FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks capital appreciation.                FMR (subadvised by FMRC, FRAC,
        FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------


                    SUBACCOUNT INVESTING IN                    INVESTMENT OBJECTIVE
                    ---------------------------------------------------------------------------
FRANKLIN TEMPLETON  FRANKLIN FOUNDING FUNDS           Seeks capital appreciation, with
VARIABLE INSURANCE  ALLOCATION VIP FUND -- CLASS 2    income as a secondary goal. The fund
PRODUCTS TRUST      SHARES/1/                         normally invests equal portions in
                                                      Class 1 shares of Franklin Income VIP
                                                      Fund; Franklin Mutual Shares VIP
                                                      Fund; and Templeton Growth VIP
                                                      Fund.
                    ---------------------------------------------------------------------------
                    FRANKLIN INCOME VIP FUND --       Seeks to maximize income while
                    CLASS 2 SHARES                    maintaining prospects for capital
                                                      appreciation. The fund normally
                                                      invests in both equity and debt
                                                      securities.
                    ---------------------------------------------------------------------------
                    FRANKLIN MUTUAL SHARES VIP        Seeks capital appreciation, with
                    FUND -- CLASS 2 SHARES            income as a secondary goal. The fund
                                                      normally invests primarily in U.S. and
                                                      foreign equity securities that the
                                                      manager believes are undervalued.
                    ---------------------------------------------------------------------------
                    TEMPLETON GROWTH VIP FUND --      Seeks long-term capital growth. Under
                    CLASS 2 SHARES                    normal market conditions the fund
                                                      invests predominantly in equity
                                                      securities of companies located
                                                      anywhere in the world, including
                                                      emerging markets.
                    ---------------------------------------------------------------------------
GE INVESTMENTS      CORE VALUE EQUITY FUND --         Seeks long-term growth of capital and
FUNDS, INC.         CLASS 1 SHARES                    future income.
                    ---------------------------------------------------------------------------
                    INCOME FUND -- CLASS 1 SHARES     Seeks maximum income consistent
                                                      with prudent investment management
                                                      and the preservation of capital.
                    ---------------------------------------------------------------------------
                    PREMIER GROWTH EQUITY FUND --     Seeks long-term growth of capital and
                    CLASS 1 SHARES                    future income rather than current
                                                      income.
                    ---------------------------------------------------------------------------
                    REAL ESTATE SECURITIES FUND --    Seeks maximum total return through
                    CLASS 1 SHARES                    current income and capital
                                                      appreciation.
                    ---------------------------------------------------------------------------
                    S&P 500(R) INDEX FUND/2/          Seeks growth of capital and
                                                      accumulation of income that
                                                      corresponds to the investment return of
                                                      the S&P 500(R) Composite Stock Index.
                    ---------------------------------------------------------------------------
                    SMALL-CAP EQUITY FUND -- CLASS 1  Seeks long-term growth of capital.
                    SHARES






                    ---------------------------------------------------------------------------

                                            ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                      AS APPLICABLE)
-----------------------------------------------------------------------------
Seeks capital appreciation, with         Franklin Templeton Services, LLC
income as a secondary goal. The fund     (the fund's administrator)
normally invests equal portions in
Class 1 shares of Franklin Income VIP
Fund; Franklin Mutual Shares VIP
Fund; and Templeton Growth VIP
Fund.
-----------------------------------------------------------------------------
Seeks to maximize income while           Franklin Advisers, Inc. (subadvised
maintaining prospects for capital        by Templeton Investment Counsel,
appreciation. The fund normally          LLC)
invests in both equity and debt
securities.
-----------------------------------------------------------------------------
Seeks capital appreciation, with         Franklin Mutual Advisers, LLC
income as a secondary goal. The fund
normally invests primarily in U.S. and
foreign equity securities that the
manager believes are undervalued.
-----------------------------------------------------------------------------
Seeks long-term capital growth. Under    Templeton Global Advisors Limited
normal market conditions the fund
invests predominantly in equity
securities of companies located
anywhere in the world, including
emerging markets.
-----------------------------------------------------------------------------
Seeks long-term growth of capital and    GE Asset Management Incorporated
future income.
-----------------------------------------------------------------------------
Seeks maximum income consistent          GE Asset Management Incorporated
with prudent investment management
and the preservation of capital.
-----------------------------------------------------------------------------
Seeks long-term growth of capital and    GE Asset Management Incorporated
future income rather than current
income.
-----------------------------------------------------------------------------
Seeks maximum total return through       GE Asset Management Incorporated
current income and capital               (subadvised by CenterSquare
appreciation.                            Investment Management, Inc.)
-----------------------------------------------------------------------------
Seeks growth of capital and              GE Asset Management Incorporated
accumulation of income that              (subadvised by SSgA Funds
corresponds to the investment return of  Management, Inc.)
the S&P 500(R) Composite Stock Index.
-----------------------------------------------------------------------------
Seeks long-term growth of capital.       GE Asset Management Incorporated
                                         (subadvised by Palisade Capital
                                         Management, L.L.C, Champlain
                                         Investment Partners, LLC,
                                         GlobeFlex Capital, LP, Kennedy
                                         Capital Management, Inc. and
                                         SouthernSun Asset Management,
                                         Inc.)
-----------------------------------------------------------------------------

                    /1/ Please see the provision below under the heading
                        "Information about the Franklin Founding Funds Allocation VIP Fund" for important information about this fund.

                    /2/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.


                          SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                          ------------------------------------------------------------------------------
                          TOTAL RETURN FUND/1/               Seeks the highest total return,
                                                             composed of current income and
                                                             capital appreciation, as is consistent
                                                             with prudent investment risk.
                          ------------------------------------------------------------------------------
                          U.S. EQUITY FUND -- CLASS 1        Seeks long-term growth of capital.
                          SHARES
                          ------------------------------------------------------------------------------
GOLDMAN SACHS             GOLDMAN SACHS MONEY MARKET         Maximize current income to the extent
VARIABLE INSURANCE        FUND -- SERVICE SHARES/2/          consistent with the preservation of
TRUST                                                        capital and the maintenance of
                                                             liquidity by investing exclusively in
                                                             high quality money market
                                                             instruments.
                          ------------------------------------------------------------------------------
JANUS ASPEN SERIES        BALANCED PORTFOLIO -- SERVICE      Seeks long-term capital growth,
                          SHARES                             consistent with preservation of capital
                                                             and balanced by current income.
                          ------------------------------------------------------------------------------
                          FORTY PORTFOLIO -- SERVICE SHARES  A non-diversified portfolio/3/ that seeks long-term growth of capital.
                          ------------------------------------------------------------------------------
LEGG MASON PARTNERS       CLEARBRIDGE VARIABLE AGGRESSIVE    Seeks capital appreciation.
VARIABLE EQUITY TRUST/4/  GROWTH PORTFOLIO -- CLASS II




                          ------------------------------------------------------------------------------
                          CLEARBRIDGE VARIABLE ALL CAP       Seeks long-term capital growth.
                          VALUE PORTFOLIO -- CLASS I         Current income is a secondary
                                                             consideration.



                          ------------------------------------------------------------------------------
                          CLEARBRIDGE VARIABLE LARGE CAP     Seeks long-term growth of capital.
                          VALUE PORTFOLIO -- CLASS I         Current income is a secondary
                                                             objective.



                          ------------------------------------------------------------------------------
MFS(R) VARIABLE           MFS(R) INVESTORS GROWTH STOCK      The fund's investment objective is to
INSURANCE TRUST           SERIES -- SERVICE CLASS SHARES     seek capital appreciation.
                          ------------------------------------------------------------------------------
                          MFS(R) INVESTORS TRUST SERIES --   The fund's investment objective is to
                          SERVICE CLASS SHARES               seek capital appreciation.
                          ------------------------------------------------------------------------------

                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
-----------------------------------------------------------------------------
Seeks the highest total return,            GE Asset Management Incorporated
composed of current income and             (subadvised by BlackRock
capital appreciation, as is consistent     Investment Management, LLC)
with prudent investment risk.
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated

-----------------------------------------------------------------------------
Maximize current income to the extent      Goldman Sachs Asset Management,
consistent with the preservation of        L.P.
capital and the maintenance of
liquidity by investing exclusively in
high quality money market
instruments.
-----------------------------------------------------------------------------
Seeks long-term capital growth,            Janus Capital Management LLC
consistent with preservation of capital
and balanced by current income.
-----------------------------------------------------------------------------
A non-diversified portfolio/3/ that seeks  Janus Capital Management LLC long-term growth of capital.
-----------------------------------------------------------------------------
Seeks capital appreciation.                Legg Mason Partners Fund Advisor,
 LLC (subadvised by ClearBridge
                                           Investments, LLC; Western Asset
                                           Management Company manages the
                                           fund's cash and short term
                                           investments)
-----------------------------------------------------------------------------
Seeks long-term capital growth.            Legg Mason Partners Fund Advisor,
Current income is a secondary              LLC (subadvised by ClearBridge
consideration.                             Investments, LLC; Western Asset
                                           Management Company manages the
                                           fund's cash and short term
                                           investments)
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         Legg Mason Partners Fund Advisor,
Current income is a secondary              LLC (subadvised by ClearBridge
objective.                                 Investments, LLC; Western Asset
                                           Management Company manages the
                                           fund's cash and short term
                                           investments)
-----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation.                 Company
-----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation.                 Company
-----------------------------------------------------------------------------

                    /1/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return Fund will be available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return Fund are available.

                    /2/ There can be no assurance that the Goldman Sachs Money
                        Market Fund will be able to maintain a stable net asset value per share. During extended periods of low interest rates, the yield on the Goldman Sachs Money Market Fund may become extremely low and possibly negative.

                    /3/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.

                    /4/ The Board of Trustees of the Trust has approved a
                        reorganization pursuant to which the assets of ClearBridge Variable All Cap Value Portfolio -- Class I will be acquired, and its liabilities assumed, by ClearBridge Variable Large Cap Value Portfolio -- Class I, in exchange for shares of ClearBridge Variable Large Cap Value Portfolio -- Class I. Shares of ClearBridge Variable Large Cap Value Portfolio -- Class I will be distributed to fund shareholders, and ClearBridge Variable All Cap Value -- Class I will then be terminated. The reorganization is expected to be effected on or about December 5, 2014. It is anticipated that ClearBridge Variable All Cap Value Portfolio -- Class I shares will be closed to purchases two days prior to the reorganization effective date. ClearBridge Variable Large Cap Value Portfolio -- Class I will be available on or about December 5, 2014.


                       SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                       -----------------------------------------------------------------------------
                       MFS(R) TOTAL RETURN SERIES --       The fund's investment objective is to
                       SERVICE CLASS SHARES                seek total return.
                       -----------------------------------------------------------------------------
                       MFS(R) UTILITIES SERIES -- SERVICE  The fund's investment objective is to
                       CLASS SHARES                        seek total return.
                       -----------------------------------------------------------------------------
OPPENHEIMER VARIABLE   OPPENHEIMER CAPITAL                 The Fund seeks capital appreciation by
ACCOUNT FUNDS          APPRECIATION FUND/VA -- SERVICE     investing in securities of well-known
                       SHARES                              established companies.
                       -----------------------------------------------------------------------------
                       OPPENHEIMER CAPITAL INCOME          The Fund seeks a high total investment
                       FUND/VA -- SERVICE SHARES           return, which includes current income
                                                           and capital appreciation.
                       -----------------------------------------------------------------------------
                       OPPENHEIMER DISCOVERY MID CAP       The Fund seeks capital appreciation.
                       GROWTH FUND/VA -- SERVICE
                       SHARES
                       -----------------------------------------------------------------------------
                       OPPENHEIMER GLOBAL FUND/VA --       The Fund seeks capital appreciation.
                       SERVICE SHARES
                       -----------------------------------------------------------------------------
                       OPPENHEIMER MAIN STREET FUND/       The Fund seeks capital appreciation.
                       VA -- SERVICE SHARES
                       -----------------------------------------------------------------------------
                       OPPENHEIMER MAIN STREET SMALL       The Fund seeks capital appreciation.
                       CAP FUND(R)/VA -- SERVICE SHARES
                       -----------------------------------------------------------------------------
PIMCO VARIABLE         ALL ASSET PORTFOLIO -- ADVISOR      Seeks maximum real return, consistent
INSURANCE TRUST        CLASS SHARES                        with preservation of real capital and
                                                           prudent investment management.
                       -----------------------------------------------------------------------------
                       HIGH YIELD PORTFOLIO --             Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES         consistent with preservation of capital
                                                           and prudent investment management.
                       -----------------------------------------------------------------------------
                       LONG-TERM U.S. GOVERNMENT           Seeks maximum total return,
                       PORTFOLIO -- ADMINISTRATIVE CLASS   consistent with preservation of capital
                       SHARES                              and prudent investment management.
                       -----------------------------------------------------------------------------
                       LOW DURATION PORTFOLIO --           Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES         consistent with preservation of capital
                                                           and prudent investment management.
                       -----------------------------------------------------------------------------
                       TOTAL RETURN PORTFOLIO --           Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES         consistent with preservation of capital
                                                           and prudent investment management.
                       -----------------------------------------------------------------------------
THE PRUDENTIAL SERIES  JENNISON PORTFOLIO -- CLASS II      Seeks long-term growth of capital.
FUND                   SHARES

                       -----------------------------------------------------------------------------
                       JENNISON 20/20 FOCUS PORTFOLIO --   Seeks long-term growth of capital.
                       CLASS II SHARES

                       -----------------------------------------------------------------------------
                       NATURAL RESOURCES PORTFOLIO --      Seeks long-term growth of capital.
                       CLASS II SHARES

                       -----------------------------------------------------------------------------
RYDEX VARIABLE         NASDAQ-100(R) FUND/1/               Seeks to provide investment results
TRUST                                                      that correspond to a benchmark for
                                                           over-the-counter securities. The fund's
                                                           current benchmark is the NASDAQ
                                                           100 Index(TM).
                       -----------------------------------------------------------------------------
WELLS FARGO            WELLS FARGO ADVANTAGE VT OMEGA      The fund seeks long-term capital
VARIABLE TRUST         GROWTH FUND -- CLASS 2              appreciation.

                       -----------------------------------------------------------------------------

                                            ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
The fund's investment objective is to    Massachusetts Financial
seek total return.                       Services Company
----------------------------------------------------------------------------
The fund's investment objective is to    Massachusetts Financial Services
seek total return.                       Company
----------------------------------------------------------------------------
The Fund seeks capital appreciation by   Oppenheimer Funds
investing in securities of well-known
established companies.
----------------------------------------------------------------------------
The Fund seeks a high total investment   Oppenheimer Funds
return, which includes current income
and capital appreciation.
----------------------------------------------------------------------------
The Fund seeks capital appreciation.     Oppenheimer Funds


----------------------------------------------------------------------------
The Fund seeks capital appreciation.     Oppenheimer Funds

----------------------------------------------------------------------------
The Fund seeks capital appreciation.     Oppenheimer Funds

----------------------------------------------------------------------------
The Fund seeks capital appreciation.     Oppenheimer Funds

----------------------------------------------------------------------------
Seeks maximum real return, consistent    Pacific Investment Management
with preservation of real capital and    Company LLC/Research Affiliates,
prudent investment management.           LLC
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
 (subadvised by Jennison Associates
                                         LLC)
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Seeks long-term growth of capital.       Prudential Investments LLC
      (subadvised by Jennison Associates
                                         LLC)
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Seeks long-term growth of capital.       Prudential Investments LLC
      (subadvised by Jennison Associates
                                         LLC)
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Seeks to provide investment results      Guggenheim Investments
that correspond to a benchmark for
over-the-counter securities. The fund's
current benchmark is the NASDAQ
100 Index(TM).
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The fund seeks long-term capital         Wells Fargo Funds Management,
appreciation.                            LLC (subadvised by Wells Capital
                                         Management Incorporated)
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                    /1/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

The following Portfolios are not available to contracts issued on or after May 1, 2003:

                                                                                              ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT INVESTING IN                    INVESTMENT OBJECTIVE                  AS APPLICABLE)
                    --------------------------------------------------------------------------------------------------------
DREYFUS             THE DREYFUS SOCIALLY RESPONSIBLE   Seeks capital growth, with current     The Dreyfus Corporation
                    GROWTH FUND, INC. -- INITIAL       income as a secondary goal.
                    SHARES
                    --------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES  ENTERPRISE PORTFOLIO -- SERVICE    Seeks long-term growth of capital.     Janus Capital Management LLC
                    SHARES
                    --------------------------------------------------------------------------------------------------------
                    GLOBAL RESEARCH PORTFOLIO --       Seeks long-term growth of capital.     Janus Capital Management LLC
                    SERVICE SHARES
                    --------------------------------------------------------------------------------------------------------
                    GLOBAL TECHNOLOGY PORTFOLIO --     Seeks long-term growth of capital.     Janus Capital Management LLC
                    SERVICE SHARES
                    --------------------------------------------------------------------------------------------------------
                    JANUS PORTFOLIO -- SERVICE SHARES  Seeks long-term growth of capital.     Janus Capital Management LLC
                    --------------------------------------------------------------------------------------------------------
PIMCO VARIABLE      FOREIGN BOND PORTFOLIO (U.S.       Seeks maximum total return consistent  Pacific Investment Management
INSURANCE TRUST     DOLLAR HEDGED) -- ADMINISTRATIVE   with the preservation of capital and   Company LLC
                    CLASS SHARES                       prudent investment management.
                    --------------------------------------------------------------------------------------------------------

The following Portfolio is not available for new purchase payments or transfers or for new contracts issued on or after November 15, 2004:

                                                                                       ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT INVESTING IN               INVESTMENT OBJECTIVE               AS APPLICABLE)
                    ------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES  OVERSEAS PORTFOLIO -- SERVICE  Seeks long-term growth of capital.  Janus Capital Management LLC
                    SHARES
                    ------------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2006:


                        SUBACCOUNT INVESTING IN                 INVESTMENT OBJECTIVE
                        -----------------------------------------------------------------------
FIDELITY(R) VARIABLE    VIP ASSET MANAGER/SM/          Seeks to obtain high total return with
INSURANCE PRODUCTS      PORTFOLIOS -- SERVICE CLASS 2  reduced risk over the long-term by
FUND                                                   allocating its assets among stocks,
                                                       bonds, and short-term instruments.









                        -----------------------------------------------------------------------
GOLDMAN SACHS VARIABLE  GOLDMAN SACHS MID CAP VALUE    Seeks long-term capital appreciation.
INSURANCE TRUST         FUND
                        -----------------------------------------------------------------------
MFS(R) VARIABLE         MFS(R) NEW DISCOVERY SERIES -- The fund's investment objective is to
INSURANCE TRUST         SERVICE CLASS SHARES           seek capital appreciation.
                        -----------------------------------------------------------------------

                                           ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
Seeks to obtain high total return with  Fidelity Management & Research
reduced risk over the long-term by      Company (FMR) (subadvised by
allocating its assets among stocks,     Fidelity Investments Money
bonds, and short-term instruments.      Management, Inc. (FIMM), FMR
                                        Co., Inc. (FMRC), Fidelity Research
                                        & Analysis Company (FRAC),
                                        Fidelity Management & Research
                                        (U.K.) Inc. (FMR U.K.), Fidelity
                                        International Investment Advisors
                                        (FIIA), Fidelity International
                                        Investment Advisors (U.K.) Limited
                                        (FIIA(U.K.)L), and Fidelity
                                        Investments Japan Limited (FIJ))
----------------------------------------------------------------------------
Seeks long-term capital appreciation.   Goldman Sachs Asset Management,
 L.P.
----------------------------------------------------------------------------
The fund's investment objective is to   Massachusetts Financial Services
seek capital appreciation.              Company
----------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2007:


                         SUBACCOUNT INVESTING IN                  INVESTMENT OBJECTIVE
                         ------------------------------------------------------------------------
AIM VARIABLE INSURANCE   INVESCO V.I. AMERICAN FRANCHISE  To seek capital growth.
FUNDS (INVESCO VARIABLE  FUND -- SERIES II SHARES
INSURANCE FUNDS)
                         ------------------------------------------------------------------------
LEGG MASON PARTNERS      CLEARBRIDGE VARIABLE EQUITY      Seeks a high level of current income.
VARIABLE EQUITY TRUST    INCOME PORTFOLIO -- CLASS II     Long-term capital appreciation is a
                                                          secondary objective.



                         ------------------------------------------------------------------------

                                         ADVISER (AND SUB-ADVISER(S),
        INVESTMENT OBJECTIVE                    AS APPLICABLE)
-------------------------------------------------------------------------
To seek capital growth.                Invesco Advisers, Inc.


-------------------------------------------------------------------------
Seeks a high level of current income.  Legg Mason Partners Fund Advisor,
Long-term capital appreciation is a    LLC (subadvised by ClearBridge
secondary objective.                   Investments, LLC; Western Asset
                                       Management Company manages the
                                       fund's cash and short term
                                       investments)
-------------------------------------------------------------------------

Not all of these Portfolios may be available in all states or all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Home Office by calling:

                                 800.313.5282

                                or by writing:

                  Genworth Life Insurance Company of New York
                        Variable Annuity Service Center
                            6610 West Broad Street
                              Richmond, VA 23230

Please include your name, the Annuitant's name, your contract number and your current mailing address on any written correspondence so we can ensure that the correct prospectuses are mailed to you.